DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
The company’s activities expose it to a variety of financial risks, including market risk (currency risk, interest rate risk, and other price risks), credit risk and liquidity risk. The company and its subsidiaries selectively use derivative financial instruments principally to manage these risks.
The aggregate notional amounts of the company’s derivative positions as at December 31, 2021 and 2020 were as follows:

(US$ MILLIONS, except as noted)	2021	2020
Foreign exchange contracts	$3,504	$3,096
Interest rate derivatives	4,384	4,432
	$7,888	$7,528
Foreign exchange contracts
The following table presents the notional amounts and average exchange rates for foreign exchange contracts held by the company as at December 31, 2021 and 2020. The notional amounts as at December 31, 2021 and 2020 include both buy and sell contracts.

	Notional amount (U.S. Dollars)		Average exchange rate
	2021	2020	2021	2020
Foreign exchange contracts
Australian dollars	$476	$305	1.37	1.48
Brazilian real	1	—	5.02	—
British pounds	699	985	0.75	0.74
Canadian dollars	99	33	1.26	1.27
European Union euros	742	122	0.87	0.81
Japanese yen	10	4	113.76	103.28
Swedish krona	1,475	1,647	9.08	8.58
Other	2	—
	$3,504	$3,096
Other Information Regarding Derivative Financial Instruments
The following table presents the notional amounts underlying derivative instruments by term to maturity as at December 31, 2021 and the comparative notional amounts as at December 31, 2020, for both derivatives that are classified as fair value through profit of loss and derivatives that qualify for hedge accounting:

	2021				2020
(US$ MILLIONS)	< 1 Year	1-5 Years	5+ Years	Total notional amount	Total notional amount
Fair value through profit or loss
Foreign exchange contracts	$1,131	$—	$—	$1,131	$853
Elected for hedge accounting
Foreign exchange contracts	1,183	1,190	—	2,373	2,243
Interest rate derivatives	—	4,384	—	4,384	4,432
	$2,314	$5,574	$—	$7,888	$7,528